UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number (811-23638)

The Finite Solar Finance Fund
(Exact name of registrant as specified in charter)

2425 Olympic Blvd, Suite 4020-W
Santa Monica, CA 90404
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 South State Street, Suite B
Dover, DE 19901
(Name and address of agent for service)

(415) 966-2000
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

THE FINITE SOLAR FINANCE FUND

Semi-Annual Report (Unaudited)
For the Period Ended March 31, 2022

The Finite Solar Finance Fund

Schedule of Investments (Unaudited)
March 31, 2022

	Coupon		Maturity Date	Par Amount	Value
Corporate Bonds - 18.3%
Energy - 1.9%
Sunnova Energy Corp (1)(2)	5.875%		9/1/2026	50,000	$47,905

Financial - 8.3%
HAT Holdings I LLC / HAT Holdings II LLC (1)(2)	6.000%		4/15/2025	200,000	205,254

Utilities - 8.1%
Clearway Energy Operating LLC (1)(2)	4.750%		3/15/2028	200,000	200,343

Total Corporate Bonds (Cost $452,894)					453,502

Short Term Investments - 80.4%
Treasury Bills - 19.9%
United States Treasury Bill			2/23/2023	500,000	493,599
Total Treasury Bills (Cost $495,034)					493,599

Money Market Funds - 60.5%
First American Treasury Obligations Fund, Class X	0.219	%(3)		1,502,604	1,502,604
Total Money Market Funds (Cost $1,502,604)					1,502,604

Total Short Term Investments (Cost $1,997,639)					1,996,203

Total Investments (Cost $2,450,533) - 98.7%					$2,449,705
Other Assets in Excess of Liabilities - 1.3%					32,386
Net Assets - 100.0%					$2,482,091

(1)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2022, these securities amounted to $453,502, or 18.3% of net assets.
(2)	Fixed rate asset.
(3)	Presented rate represents the Money Market Fund’s average 7-day % yield as of March 31, 2022.

Percentages are stated as a percent of net assets.

See accompanying notes to financial statements.

The Finite Solar Finance Fund

Statement of Assets and Liabilities (Unaudited)
As of March 31, 2022

Assets
Investments, at value (amortized cost $2,450,533)	$2,449,705
Due from Adviser	207,444
Receivable for shares issued	35,000
Dividends and interest receivable	6,340
Prepaid expenses	2,000
Total assets	2,700,489

Liabilities
Accrued offering costs	91,683
Trustees’ fees	19,726
Other accrued expenses	106,989
Total liabilities	218,398
Net assets	$2,482,091

Net Assets
Paid-in capital — (unlimited shares authorized — $0.001 par value)	$2,491,300
Distributable earnings	(9,209)
Net assets	$2,482,091
Net asset value, price per share
(249,184.762 shares)	$9.96

See accompanying notes to financial statements.

The Finite Solar Finance Fund

Statement of Operations (Unaudited)
For the Period Ended March 31, 2022(1)

Investment income
Interest income	$2,573
Total investment income	2,573

Expenses
Investment advisory fees	6,847
Legal fees	36,986
Administration fees	16,737
Trustees’ fees	19,726
Custodian fees	541
Audit and tax fees	27,230
Offering costs	91,683
Other expenses	25,495
Total expenses	225,245
Expense reimbursement by Advisor	(214,291)
Net expenses	10,954

Net investment loss	$(8,381)

Realized and unrealized gain (loss)
Net change in unrealized appreciation (depreciation) on investments	$(828)
Net realized and unrealized gain	$(828)
Net decrease in net assets resulting from operations	$(9,209)

(1) The Fund commenced operations on December 31, 2021.

See accompanying notes to financial statements.

The Finite Solar Finance Fund

Statements of Changes in Net Assets

Period Ended March 31, 2022(1) (Unaudited)
Increase in net assets resulting from operations
Net investment loss	$(8,381)
Net change in unrealized appreciation	(828)
Net increase in net assets resulting from operations	(9,209)

Shareholder transactions
Subscriptions (249,184.26 shares)	2,491,300
Total shareholders transactions	2,491,300

Net increase (decrease) in net assets	2,482,091
Net assets
Beginning of period (0.00 shares)	$—
End of period (249,184.762 shares)	$2,482,091

(1) The Fund commenced operations on December 31, 2021.

See accompanying notes to financial statements.

The Finite Solar Finance Fund

Financial Highlights

	Period Ended March 31, 2022(1) (Unaudited)
Per share operating performance(1)
Net asset value, beginning of period	$10.00
Income from operations
Net investment income	(0.04)
Net realized and unrealized gain (loss)	—
Total income from operations	(0.04)
Net Asset Value, end of period	$9.96
Total return	-0.40%	(3)

Ratios to average net assets
Expenses, before waiver	41.12%	(2)
Expenses, after waiver	2.00%	(2)
Net investment income, before waiver	(40.65)%	(2)
Net investment income, after waiver	(1.53)%	(2)

Supplemental data
Net assets, end of period (000’s)	$2,482
Portfolio turnover rate	0.00%	(3)

(1)	The Fund commenced operations on December 31, 2021.
(2)	Annualized.
(3)	Not annualized.

See accompanying notes to financial statements.

The Finite Solar Finance Fund

Notes to Financial Statements (Unaudited)
March 31, 2022

1. Organization

The Finite Solar Finance Fund (the “Fund”), was formed as a statutory trust under the laws of the State of Delaware on January 12, 2021. The Fund commenced operations on December 31, 2021. The Fund is a registered closed-end management investment company that continuously offers its shares and operates as an “Interval Fund.” The Fund seeks to provide total return with an emphasis on current income.

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its Managed Assets, directly or indirectly, in alternative-lending related securities and other investments issued primarily for solar financing, including credit instruments related to the development, purchase or installation of solar energy equipment or the purchase and lease of renewably generated electricity and securities of solar finance companies, specialty finance companies and other solar industry participants. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

Finite Management, LLC serves as the Fund’s investment adviser (the “Adviser”).

2. Significant Accounting Policies

Basis of Presentation

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.” The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates. A statement of operations, statement of changes in net assets and financial highlights have not been presented because the Fund has not commenced operations other than matters relating to its organizational and offering as a closed-end management investment company under the 1940 Act.

Portfolio Valuation

The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures (the “Valuation Procedures”) to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act and has appointed a separate valuation committee (the “Fair Value Committee”) and delegated to the Fair Value Committee the responsibility to determine the fair value of the Fund’s investments. The Fair Value Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. In addition, the Fund has engaged an independent third-party valuation specialist to assist in valuing such securities in certain circumstances where a market price is not readily available.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.

Investments are generally valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations. Exchange-traded instruments generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Fair Value Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Fair Value Committee makes use of reputable financial information providers in order to obtain the relevant quotations. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost. With respect to investments in alternative credit instruments, the Fund will generally utilize prices provided by an independent valuation service, subject to review by the Board or its designee. In pricing certain instruments, particularly less liquid and lower quality securities, the pricing services may consider information about a security, its issuer or market activity provided by the Adviser.

The Finite Solar Finance Fund

Notes to Financial Statements (Unaudited) (continued)
March 31, 2022

2. Significant Accounting Policies (continued)

Portfolio Valuation (continued)

If a price cannot be obtained from a pricing service or other pre-approved source, or if the Adviser deems such price to be unreliable, or if a significant event occurs after the close of the local market but prior to the time at which the Fund’s NAV is calculated, a portfolio instrument will be valued at its fair value as determined in good faith by the Board or persons acting at its direction. There is no single standard for determining fair value of an investment. Rather, in determining the fair value of an investment for which there are no readily available market quotations, the Fair Value Committee may consider comparable company factors, including fundamental analytical data relating to the investment, the nature and duration of any restriction on the disposition of the investment, the cost of the investment at the date of purchase, the liquidity of the market for the investment, the price of such investment in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, or the per share price of the investment to be valued in recent verifiable transactions.

For the period ended March 31, 2022, there have been no significant changes to the Fund’s fair value methodologies.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Investments in money markets are recorded at fair value and are categorized as Level 1 securities as described in Note 4. As of March 31, 2022, cash equivalents consisted of investments in money market funds valued at $1,503,604. Investments in money market funds are valued at net asset value.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly.

Organization and Offering Costs

Organization costs are expensed as incurred. Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. The Adviser paid all organization expenses of the Fund. The Fund is not obligated to repay any such organization expenses paid by the Adviser. Organization costs were $133,000.

Offering costs include registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until Shares of the Fund are offered to the public. Offering costs are amortized over the first twelve months of operations on a straight-line basis. Offering costs are subject to the Expense Limitation Agreement between the Fund and Adviser. The total amount of offering costs incurred by the Fund are $344,556.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2022. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the period since commencement of operations, December 31, 2021, remain subject to examination by major taxing authorities.

The Finite Solar Finance Fund

Notes to Financial Statements (Unaudited) (continued)
March 31, 2022

2. Significant Accounting Policies (continued)

Income Taxes (continued)

As of March 31, 2022, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$2,450,533
Gross tax unrealized appreciation	1,676
Gross tax unrealized depreciation	(2,504)
Net tax unrealized appreciation/depreciation on investments	$(828)

Distribution of Income and Gains

Distributions are accrued and declared daily and paid quarterly, and long-term capital gains distributions will be made at least annually. The Fund intends to distribute substantially all of its capital gains and net income on an annual basis. The specific tax characteristics of any distributions will be reported to shareholders after the end of each calendar year.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash.

Repurchase Offers

The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly offers to repurchase between 5% and 25% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below) at the applicable NAV per share. Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). During the period ended March 31, 2022, the Fund did not have any Repurchase Offers.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. The Fund may waive the early repurchase fee for certain categories of shareholders or transactions, such as repurchases of shares in the event of the shareholder’s death or disability, or in connection with certain distributions from employer sponsored benefit plans.

The Finite Solar Finance Fund

Notes to Financial Statements (Unaudited) (continued)
March 31, 2022

2.  Significant Accounting Policies (continued)

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, management expects the risk of loss to be remote.

3. Agreements

Investment Advisory Agreement

The Fund has entered into an Investment Advisory Agreement with the Adviser. In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund will pay the Adviser a management fee (the “Management Fee”) at the annual rate of 1.25% of the average daily Managed Assets of the Fund. “Managed Assets” includes the value of all securities, loans and the amount of any leverage (portfolio or structural) the Fund may have, minus operating expenses of the Fund. During the period ended March 31, 2022, the Adviser earned a Management Fee of $6,847.

During periods when the Fund is using leverage, the Management Fee paid to the Adviser will be higher than if the Fund did not use leverage because the Management Fee paid is calculated on the basis of the Fund’s Managed Assets, which includes the assets purchased through leverage.

Expense Limitation and Reimbursement Agreement

The Fund has entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) with the Adviser whereby the Adviser has agreed to reduce its fees and/or absorb the operating expenses (including offering expenses) of the Fund, solely to the extent necessary to limit the Fund’s total annual operating expenses, excluding certain “Excluded Expenses” listed below, to the annual rate of 2.00% of the Fund’s average daily Managed Assets (the “Expense Cap”) for at least two years from the effective date of the Expense Limitation Agreement. Excluded Expenses that are not covered by the Expense Cap are: brokerage fees and commissions; loan servicing fees; borrowing costs (such as (i) interest, including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts; (ii) commitment fees and (iii) dividends on securities sold short); taxes; indirect expenses incurred by underlying funds in which the Fund may invest; the cost of leverage; litigation and indemnification expenses; judgments; fees and expenses associated with the Fund’s independent trustees (including independent trustees legal counsel fees); and extraordinary expenses. If the Adviser waives fees or reimburses any operating expenses of the Fund pursuant to the Expense Limitation Agreement, the Adviser may, for a period ending three years after the end of the month in which such fees or expenses are waived or reimbursed, recoup amounts waived or reimbursed to the extent such recoupment does not cause the Fund’s operating expense ratio (after recoupment and excluding the Excluded Expenses) to exceed the lesser of (i) the Expense Cap in effect at the time the waiver or reimbursement, and (ii) the Expense Cap in effect at the time the recoupment is sought. During the period ended March 31, 2022, the Adviser waived expenses totaling $214,291.

The following table reflects the amount of expenses waived that may become subject to recoupment in a future period:

For the Period Ended	Amount of Expenses Waived	Eligible for Recoupment Through
March 31, 2022	$214,291	September 30, 2025

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting, administrative, and transfer agent services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund. USBFS voluntarily waived its fees for the period of February 11, 2022 through May 12, 2022.

The Finite Solar Finance Fund

Notes to Financial Statements (Unaudited) (continued)
March 31, 2022

3. Agreements (continued)

U.S. Bank National Association (“USB N.A.”) serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio USB N.A. voluntarily waived its fees for the period of February 11, 2022 through May 12, 2022.

CCO Technology, LLC d/b/a Joot (“Joot”) provides compliance consulting services, including an external Chief Compliance Officer role by Soth Chin. Under a compliance consulting agreement, Joot is paid a fixed monthly fee for their services.

Foreside Fund Services, LLC (“Foreside”) serves as the distributor of the Fund. Under a distribution agreement, Foreside is paid a distribution fee monthly based on the total assets of the Fund.

Certain officers of the Fund are also officers of the Adviser. Such officers are paid no fees by the Fund for serving as officers of the Fund.

4. Fair Value of Investments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not considered active; observable inputs other than observable quoted prices for the asset or liability; or inputs derived principally from or corroborated by observable market data
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) that reflect the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, developed based on the best information available in the circumstances

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Valuation Inputs
Investments at Value	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$453,502	$—	$453,502
Treasury Bills		493,599		493,599
Money Markets	1,502,604	—	—	1,502,604
Total	$1,502,604	$947,101	$—	$2,449,705

The Finite Solar Finance Fund

Notes to Financial Statements (Unaudited) (continued)
March 31, 2022

5. Investment Transactions and Associated Risks

Investment Transactions – For the period ended March 31, 2022, cost of purchases and proceeds from sales or other disposition of investments other than short-term investments amounted to $454,000 and $0, respectively.

Associated Risks - The Fund’s investments expose it to various risks, which include, but are not limited to, the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s prospectus and statement of additional information.

Alternative Credit and Notes Risk. Alternative lending-related instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “high yield” bonds. There can be no assurance that payments due on underlying alternative credit investments will be made. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment. A substantial portion of the alternative credit in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority.

Cash Positions Risk. The Fund may hold a significant position in cash, cash equivalent securities or U.S. Treasury investments. When the Fund’s investment in cash, cash equivalent securities or U.S. Treasury investment increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Credit and Interest Rate Analysis Risk. The value of a debt security depends on the issuer’s credit quality and ability to pay principal and interest when due. The securities in which the Fund may invest may have varying degrees of credit risk and, subject to fundamental investment restrictions, which, among other things, prohibit the Fund from investing in loans of subprime quality, the Fund is not restricted by any borrower credit criteria or credit risk limitation. The obligations of issuers are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally, such as conditions in the alternative lending market.

Debt Securities Risks. Debt securities are subject to various risks, including issuer risk, interest rate risk, liquidity risk, prepayment risk, reinvestment risk.

Solar Industry Risk. The value of stocks that comprise the energy sector and the prices of energy may decline. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. Shares of companies involved in the solar energy sector have historically been more volatile than shares of companies operating in more established industries. The Fund may be adversely impacted by risks related to the solar industry, including decreases in government budgets; regulations risk; operational disruption risk; construction risk; solar atmospheric and weather conditions risk; changes in tariffs risk; solar technology risk; increasing competition and market change risk.

Specialty Finance and Other Financial Companies Risk. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Any impediments to a specialty finance or other financial company’s access to capital markets, such as those caused by general economic conditions or a negative perception in the capital markets of the company’s financial condition or prospects, could adversely affect such company’s business.

Concentration in the Solar Financing Sector Risk. The Fund’s concentration in alternative-lending related securities or other investments issued in connection with solar financing may make it more susceptible to adverse economic or regulatory occurrences affecting this industry, such as changes in interest rates, loan concentration and competition.

Platform Risk. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding payments due, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated or sourced, the loan may be unsecured or under-collateralized and/or it may be impracticable or undesirable to commence a legal proceeding against the defaulting borrower.

The Finite Solar Finance Fund

Notes to Financial Statements (Unaudited) (continued)
March 31, 2022

5. Investment Transactions and Associated Risks (continued)

Solar Loan Originator Risk. In addition to the risks relating to alternative lending platforms generally, Solar Loan Originators like solar financing companies are also subject to specific risks relating to the solar industry. The terms of Solar Loans, PPA, and Solar Leases may be for 20 or 25 years and require the customer to make monthly payments to the Solar Loan Originator. Accordingly, solar financing companies are subject to the credit risk of its customers. In addition, as a Solar Loan Originator’s business expands, the risk of customer defaults could increase, and future loan exposure may exceed the amount of such reserves. U.S. Solar Companies face competition from traditional regulated electric utilities, from less-regulated third party energy service providers, other solar companies and from new renewable energy companies. The solar energy and renewable energy industries are both highly competitive and continually evolving as participants strive to distinguish themselves within their markets and compete with large traditional utilities. As the solar industry grows and evolves, U.S. Solar Companies, including Solar Loan Originators, will also face new competitors who are not currently in the market.

Fixed Income Risk. Fixed income securities increase or decrease in value based, among other things, on changes in interest rates. The issuer of a fixed income security may not be able to make interest and principal payments when due. This risk is increased in the case of issuers of high yield securities, also known as “junk bonds.” Fixed income risks include components of the following additional risks: credit risk; high yield securities / junk bond risk; government risk; and interest rate risk.

Illiquidity Risk. A reliable secondary market has yet to develop, nor may one ever develop, for Solar Loans and such other alternative lending-related instruments and, as such, these investments should be considered illiquid. The Fund may not be able to sell any of its alternative lending-related instruments even under circumstances when the Adviser believes it would be in the best interests of the Fund to sell such investments.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk. Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board. Valuation of illiquid investments may require more research than for more liquid investments. Prices obtained by the Fund upon the sale of such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund. If assets are mispriced, shareholders could lose money upon sale in connection with a periodic repurchase offer or could pay too much for Shares purchased.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities market or other securities markets or adverse investor sentiment and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

The Finite Solar Finance Fund

Notes to Financial Statements (Unaudited) (continued)
March 31, 2022

5. Investment Transactions and Associated Risks (continued)

Coronavirus (COVID-19) Pandemic – In December 2019, a novel strain of coronavirus (also known as “COVID-19”) surfaced and has since been detected in numerous countries, including the United States. COVID-19 spread quickly and has been identified as a global pandemic by the World Health Organization. In response, governmental authorities have imposed restrictions on travel and the temporary closure of many corporate offices, retail stores, restaurants, fitness clubs and manufacturing facilities and factories in affected jurisdictions, including, beginning in March 2020, in the United States. The ongoing spread of COVID-19 has had, and will continue to have, a material adverse impact on the global economy, including the U.S. economy, as cross border commercial activity and market sentiment have been negatively impacted by the outbreak and government and other measures seeking to contain its spread. Local, state, federal and numerous non-U.S. governmental authorities have imposed travel restrictions, business closures and other quarantine measures on service providers and other individuals that remain in effect on the date of this report. Certain of these resulted in, and if imposed in the future could result in, the effective cessation of all business activity deemed non-essential by such governmental authorities. Periods of market disruption and instability, like the one due to the COVID-19 outbreak, could severely adversely impact solar loan Originator or underlying borrowers or U.S. solar companies and significantly reduce the Fund’s returns.

6. Subsequent Events

On May 10, 2022, the Fund filed a Repurchase Offer with the SEC. The Fund is offering to repurchase up to 5% of the Fund’s total shares issued and outstanding. The Repurchase Offer period began on May 10, 2022 and will end on the Repurchase Request Deadline on June 17, 2022.

The Fund noted no other subsequent events that require disclosure in or adjustment to the Financial Statements.

The Finite Solar Finance Fund

Additional Information (Unaudited)
March 31, 2022

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 844-434-6843 and on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling 844-434-6843, on the SEC’s website www.sec.gov, or on the Fund’s website at www.solrx.finite.io.

Quarterly Portfolio Schedule

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

The Finite Solar Finance Fund

Approval of Investment Advisory Agreement (Unaudited)
March 31, 2022

On October 15, 2021, the Board of The Finite Solar Finance Fund (the “Fund”) (including a majority of those trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”)) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Finite Management, LLC (the “Adviser”) and the Fund.

In connection with the Board’s consideration of the Advisory Agreement with respect to the Fund, the Board had received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a comparison of the Fund’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (v) performance information for comparatively managed accounts, if any, (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); and (viii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions and with respect to cybersecurity and business continuity.

Throughout the process, the Board had the opportunity to ask questions of and request additional information from the Adviser. The Independent Trustees were also separately assisted by independent legal counsel throughout the process. During the meeting at which the Board considered the Advisory Agreement, the Independent Trustees were advised by and met in executive sessions with independent legal counsel at which no representatives of management were present. The Independent Trustees also received memoranda from independent legal counsel and counsel to the Fund discussing the legal standards for their consideration of the proposed Advisory Agreement. In approving the Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

Nature, Extent and Quality of Service. The Board reviewed information and materials provided by the Adviser related to the Advisory Agreement with the Fund, including the Advisory Agreement, the Adviser’s Form ADV, a description of the firm and its organizational and management structure, its history and its regulatory history, the manner in which investment decisions would be made and executed, the financial condition of the Adviser and its ability to provide the services required under the Advisory Agreement, an overview of the personnel that would perform services for the Fund, and the Adviser’s compliance policies and procedures reasonably designed to assure compliance with federal securities laws. The Board also considered the Adviser’s risk management processes and its policies and procedures with respect to cybersecurity and business continuity. The Board also noted that, on a regular basis, it would receive information from the Fund’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-l under the 1940 Act. The Board considered that the Adviser would be responsible for the management of the day-to-day operations of the Fund, including but not limited to, monitoring and reviewing the activities of the Fund’s third-party service providers. The Board noted that the Adviser had recently commenced operations and took into account the qualifications, prior experience and background of the senior and investment personnel of the Adviser. The Board considered the Adviser’s level of staffing and its overall resources, as well as received information relating to the Adviser’s compensation program.

The Board considered the Adviser’s investment processes and philosophies. The Board took into account that the Adviser’s responsibilities will include the development and maintenance of an investment program for the Fund that is consistent with the Fund’s investment objectives, the selection of investments and the placement of orders for the purchase and sale of such investments, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Adviser’s brokerage policies and practices. . The Board also considered the significant risks to be assumed by the Adviser in connection with the services to be provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the Adviser may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the Fund.

The Finite Solar Finance Fund

Approval of Investment Advisory Agreement (Unaudited) (continued)
March 31, 2022

Performance. The Board noted that the Adviser had recently commenced operations and as a result, did not have comparable fund or account performance history. The Board took into account the qualifications and experience of the portfolio managers for the Fund. The Board also took into account the Adviser’s discussion of its investment processes and philosophies, as well as its staffing and resources. The Board also noted that it would review at its regularly scheduled meetings information about the performance of the Fund.

The Board concluded that the Adviser had the appropriate qualifications, experience and resources to perform its duties under the Advisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objective and policies.

Fees and Expenses. Regarding the costs of the services provided by the Adviser with respect to the Fund, the Board considered a comparison, which had been prepared and provided by the Adviser, of the Fund’s proposed management fee to those of other funds in its peer group. The Board noted that Fund’s management fee was below the average its peer group. The Board took into account the Adviser’s discussion of the Fund’s expenses and considered that the Adviser has agreed to reduce its fees and/or absorb the operating expenses (including offering expenses) of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs (such as (i) interest, including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts; (ii) commitment fees and (iii) dividends on securities sold short); taxes; indirect expenses incurred by underlying funds in which the Fund may invest; the cost of leverage; litigation and indemnification expenses; judgments; fees and expenses associated with the Fund’s independent trustees (including independent trustees legal counsel fees); and extraordinary expenses) solely to the extent necessary to limit the Fund’s total annual operating expenses to the annual rate of 2.00% of the Fund’s average daily managed assets for at least two years. The Board additionally noted that the Adviser did not manage any comparable accounts. The Board concluded that the management fee to be paid to the Adviser is not unreasonable.

Profitability. The Board considered the Adviser’s anticipated profitability and whether these expected profits are reasonable in light of the services to be provided to the Fund. The Board reviewed a profitability analysis prepared by the Adviser based on projected asset levels of the Fund and considered the anticipated net profits of the Adviser after its expenses were deducted from the management fee. The Board noted the direct and indirect costs of operating the Fund in that analysis and concluded that the Adviser’s estimated profitability, if any, from its relationship with the Fund was not excessive.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Fund as it grew and whether the proposed fee level reflected these economies. The Board noted that the Adviser’s current management fee does not include breakpoints. The Board concluded that, at current and projected asset levels for the initial term of the Advisory Agreement with respect to the Fund, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future. The Board also noted that if the Fund’s assets increase over time, the Fund may realize other economies of scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by the Adviser from its relationship with the Fund. The Board noted that the Adviser did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to the Fund, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term was in the best interests of the Fund and its future shareholders. In considering the Advisory Agreement’s approval, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Trustee may have weighed each factor differently.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the six months ended March 31, 2022 that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finite Solar Finance Fund

By  /s/ Kevin Conroy
Kevin Conroy, President & Principal Executive Officer

Date        6/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Kevin Conroy
Kevin Conroy, President & Principal Executive Officer

Date        6/6/2022

By  /s/ David Kretschmer
David Kretschmer, Treasurer & Principal Financial Officer

Date         6/6/2022